CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (PARENTHETICAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Tax benefit from discontinued operations		$ 2,919	$ 155